Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses - Summary of Other Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Gain on sales of Property, plant & equipment		€ 35
Total Other Income	€ 4,909	4,731	€ 5,139
Other Income [member]
Disclosure of Detailed Information About Other Operating Income Explanatory [Line Items]
Grant income (RCA's)	2,731	2,311	1,508
Grant income (Other)	1,448	779	1,788
Remeasurement of RCA's		933
Fair value adjustment on securities (MESOBLAST)			182
R&D tax credit	687	657	1,560
Gain on sales of Property, plant & equipment		35
Other	€ 43	€ 17	€ 102